Group information - Additional Information (Detail) - BRL (R$) R$ in Thousands						12 Months Ended
	Jul. 03, 2020	Nov. 25, 2019	Aug. 27, 2019	Jun. 04, 2019	Feb. 06, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Derivative financial assets and liabilities		R$ 7,220
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (Note 5)
Disclosure of detailed information about business combination [line items]
Acquired interest percentage						0.00%	48.56%
Collact Serviços Digitais Ltda. (“Collact”)
Disclosure of detailed information about business combination [line items]
Acquired interest percentage					25.00%	25.00%	25.00%
Interest payable					R$ 1,667
Option of proportion of ownership additional interest in subsidiary					25.00%
Collact Serviços Digitais Ltda. (“Collact”) | Bottom of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest					2 years
Collact Serviços Digitais Ltda. (“Collact”) | Top of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest					3 years
VHSYS Sistema de Gestão S.A. (“VHSYS”)
Disclosure of detailed information about business combination [line items]
Acquired interest percentage				33.33%		33.33%	33.33%
Interest payable				R$ 13,785
Percentage of aquisition additional interest				50.00%
VHSYS Sistema de Gestão S.A. (“VHSYS”) | Bottom of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest				1 year
VHSYS Sistema de Gestão S.A. (“VHSYS”) | Top of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest				2 years
Alpha-Logo Serviços de Informática S.A. ("Tablet Cloud")
Disclosure of detailed information about business combination [line items]
Acquired interest percentage			25.00%			25.00%	25.00%
Interest payable			R$ 1,688
Percentage of aquisition additional interest			50.00%
Alpha-Logo Serviços de Informática S.A. ("Tablet Cloud") | Bottom of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest			1 year 6 months
Alpha-Logo Serviços de Informática S.A. ("Tablet Cloud") | Top of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest			3 years
Trinks Serviços de Internet S.A. ("Trinks")
Disclosure of detailed information about business combination [line items]
Acquired interest percentage		19.90%				19.90%	19.90%
Interest payable		R$ 4,493
Percentage of aquisition additional interest		30.10%
Trinks Serviços de Internet S.A. ("Trinks") | Bottom of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest		1 year 6 months
Trinks Serviços de Internet S.A. ("Trinks") | Top of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest		3 years
Delivery Much Tecnologia S.A. ("Delivery Much")
Disclosure of detailed information about business combination [line items]
Acquired interest percentage	22.64%					22.64%	0.00%
Interest payable	R$ 35,998
Percentage of aquisition additional interest	27.36%
Delivery Much Tecnologia S.A. ("Delivery Much") | Bottom of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest	2 years
Delivery Much Tecnologia S.A. ("Delivery Much") | Top of range
Disclosure of detailed information about business combination [line items]
Period toAcquire addtional interest	3 years